Borrowings - Schedule of Long-Term Bank Borrowing (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Term Bank Borrowing [Line Items]
Total	$ 43,875	$ 50,473
Guaranteed Borrowing [Member]
Schedule of Long-Term Bank Borrowing [Line Items]
Interest rate	2.28%
Issuance Date	Dec. 05, 2022
Maturity Date	Dec. 05, 2027
Total	$ 9,480	12,640
Credit Borrowing [Member]
Schedule of Long-Term Bank Borrowing [Line Items]
Issuance Date	Oct. 18, 2023
Maturity Date	Oct. 18, 2028
Total	$ 34,395	$ 37,833
Credit Borrowing [Member] | Minimum [Member]
Schedule of Long-Term Bank Borrowing [Line Items]
Interest rate	2.00%
Credit Borrowing [Member] | Maximum [Member]
Schedule of Long-Term Bank Borrowing [Line Items]
Interest rate	2.20%